First Trust Short Duration High Income Fund
Portfolio of Investments
January 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 75.2%
	Aerospace & Defense – 0.2%
$354,113	Spirit Aerosystems, Inc., Term Loan B, 1 Mo. LIBOR + 5.25%, 0.75% Floor	6.00%	01/30/25	$358,539
	Apparel, Accessories & Luxury Goods – 0.1%
156,317	Careismatic Brands/New Trojan, Inc. (fka Strategic Partners), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	01/21/28	155,992
	Application Software – 15.6%
541,242	CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	04/26/24	542,114
1,515,150	Epicor Software Corp., New Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/31/27	1,518,559
215,932	Flexera Software, LLC, 2020 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/26/25	216,472
140,878	Flexera Software, LLC, Incremental Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	141,495
1,165,632	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/01/27	1,167,824
2,405,555	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	11/30/27	2,412,771
3,660,471	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	3,671,929
320,798	Imprivata, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	11/30/27	321,680
2,737,245	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	2,739,517
999,772	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2nd Lien TL, 1 Mo. LIBOR + 7.50%, 1.00% Floor	8.50%	09/15/25	1,001,442
1,907,921	Internet Brands, Inc. (WebMD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.62%	09/13/24	1,894,509
1,447,432	LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.88%	08/31/27	1,440,195
2,457,908	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.87%	09/30/24	2,463,143
1,419,998	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/05/25	1,435,973
267,802	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.48%	04/26/24	268,974
355,549	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/26/24	355,659
1,549,260	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	02/05/24	1,508,267
1,692,743	Solera Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	03/03/23	1,684,161
69,349	Ultimate Kronos Group (UKG, Inc.), New Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	05/03/26	69,596
202,560	Veeam Software Holdings Limited (VS Buyer, LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.12%	02/28/27	202,181
				25,056,461
	Auto Parts & Equipment – 0.8%
409,518	Gates Global, LLC, Initial B-2 Dollar Term Loans, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/31/24	409,264
1,116,727	Lumileds (Bright Bidco B.V.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/30/24	650,772

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Auto Parts & Equipment (Continued)
$232,916	Truck Hero, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/19/28	$233,033
				1,293,069
	Broadcasting – 1.1%
150,000	E.W. Scripps Company, Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	12/15/27	149,887
239,830	iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	05/01/26	240,730
1,307,001	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.12%	04/29/26	1,289,683
91,395	Univision Communications, Inc., Extended Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	03/15/26	91,458
				1,771,758
	Casinos & Gaming – 4.4%
263,783	Bally’s Corp. (fka Twin River), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.00%	05/10/26	260,404
131,123	Caesars Resort Collection, LLC, Term B-1 Loans, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.62%	06/30/25	130,959
3,596,810	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	12/22/24	3,532,354
1,511,660	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	1,479,069
1,666,912	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	08/14/24	1,636,708
				7,039,494
	Construction & Engineering – 0.2%
33,974	Pike Corp., Delayed Draw Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.13%	12/21/27	33,960
44,760	Pike Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.13%	12/21/27	44,741
201,253	Westinghouse Electric (Brookfield WEC Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	08/01/25	200,951
				279,652
	Diversified Chemicals – 0.2%
309,126	Ineos US Petrochem, LLC (Ineos Quattro), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	01/20/26	310,029
	Electric Utilities – 1.3%
2,047,959	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	2,064,343
	Electrical Components & Equipment – 0.5%
792,841	Array Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	10/09/27	795,156
	Environmental & Facilities Services – 1.2%
558,139	Packers Holdings, LLC, Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/04/24	563,023
1,044,433	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/04/24	1,044,172
385,534	Trugreen L.P., Second Refinancing Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	11/02/27	387,222
				1,994,417

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Distributors – 0.2%
$177,135	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.38%	07/09/25	$175,984
151,876	Radiology Partners, Inc., Term Loan B, 12 Mo. LIBOR + 4.25%, 0.00% Floor	5.29%	07/09/25	150,889
				326,873
	Health Care Facilities – 0.1%
126,641	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.38%	07/02/25	126,483
	Health Care Services – 14.7%
239,492	AccentCare (Pluto Acquisition I, Inc.), Incremental Term Loan, 1 Mo. LIBOR + 5.00%, 0.50% Floor	5.50%	06/22/26	239,492
1,013,278	ADMI Corp. (Aspen Dental), Term Loan B2, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	12/23/27	1,020,371
1,189,882	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	1,146,606
3,537,134	athenahealth, Inc. (VVC Holding Corp.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.45%	02/11/26	3,547,073
339,430	Aveanna Healthcare, LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	03/16/24	333,279
3,523,460	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/07/23	3,518,422
1,593,492	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Repricing Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	08/15/24	1,592,695
2,435,270	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.87%	10/10/25	2,063,892
539,810	Exam Works (Gold Merger Co., Inc.), Term B-1 Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	07/27/23	540,485
95,054	Global Medical Response, Inc. (fka Air Medical), 2020 Refinancing Term Loan, 3 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/15/25	95,077
20,286	Global Medical Response, Inc. (fka Air Medical), 2020 Refinancing Term Loan, 6 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/15/25	20,291
430,153	Help at Home (HAH Group Holding Company, LLC), Initial Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/31/27	431,229
830,001	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	11/30/27	831,727
1,651,195	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/31/24	1,638,811
1,145,097	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	1,067,803
2,347,669	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.13%	06/28/26	2,348,984
87,646	US Radiology Specialists, Inc., Term Loan B, 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	12/15/27	88,084
2,995,327	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.62%	08/27/25	2,995,327
				23,519,648
	Health Care Technology – 2.5%
1,099,188	Change Healthcare Holdings, LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	1,099,188
829,328	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), Initial Term Loan, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	12/16/25	830,108

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$56,975	eResearch Technology, Inc. (ERT), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	02/04/27	$57,129
196,551	Inovalon Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.20%	04/02/25	196,726
643	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.62%	07/25/26	642
253,442	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.71%	07/25/26	252,998
1,548,510	Zelis Payments Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.70%	09/30/26	1,549,718
				3,986,509
	Household Appliances – 0.3%
419,508	Traeger Grills (TGP Holdings III, LLC), 2018 Refinancing Term Loan, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	09/25/24	419,508
	Industrial Machinery – 1.0%
326,670	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.57%	07/31/27	329,212
1,278,760	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	4.48%	07/31/27	1,288,708
				1,617,920
	Insurance Brokers – 8.9%
3,597,108	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.37%	05/09/25	3,576,641
2,456,894	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	01/25/24	2,461,636
1,819,631	AssuredPartners, Inc., Term Loan B, 2 Mo. LIBOR + 3.50%, 0.00% Floor	3.62%	02/15/27	1,809,022
874,498	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.37%	01/31/27	866,120
275,796	Cross Financial Corp., Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	09/15/27	278,554
499,893	HUB International Limited, New Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	500,518
9,814	HUB International Limited, Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	04/25/25	9,722
3,817,443	HUB International Limited, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	2.97%	04/25/25	3,781,827
133,503	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	09/01/27	133,587
856,223	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.25%	05/15/24	849,801
				14,267,428
	Integrated Telecommunication Services – 2.7%
1,503,878	Frontier Communications Corp., DIP-to-Exit Term Loan B, 1 Mo. LIBOR + 4.75%, 1.00% Floor (c)	5.75%	10/08/27	1,502,464
2,642,494	Numericable (Altice France S.A. or SFR), Term Loan B-12, 1 Mo. LIBOR + 3.69%, 0.00% Floor	3.81%	01/31/26	2,626,640
269,066	Numericable (Altice France S.A. or SFR), Term Loan B-13, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.13%	08/14/26	268,280
				4,397,384

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Interactive Home Entertainment – 0.8%
$1,335,861	Playtika Holding Corp., Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/10/24	$1,342,541
	Leisure Facilities – 0.3%
559,000	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.00%	09/18/24	516,203
	Managed Health Care – 0.7%
1,046,783	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	1,044,888
	Metal & Glass Containers – 0.1%
211,566	Altium Packaging (fka Consolidated Container), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/03/28	211,037
	Movies & Entertainment – 1.5%
305,008	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25%, 0.00% Floor (d)	15.25%	05/23/24	378,210
2,299,665	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 0.00% Floor	2.77%	02/28/25	1,803,006
175,030	PUG, LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.62%	02/12/27	167,591
				2,348,807
	Office Services & Supplies – 0.6%
1,007,804	Dun & Bradstreet Corp., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	02/08/26	1,009,245
	Other Diversified Financial Services – 1.5%
2,354,156	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	01/27/28	2,351,213
	Packaged Foods & Meats – 0.4%
117,486	BellRing Brands, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/21/24	118,426
241,127	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	07/07/24	241,730
237,527	Utz Quality Foods, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.13%	01/12/28	238,800
				598,956
	Paper Packaging – 2.4%
2,919,236	Graham Packaging Company L.P., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	07/28/27	2,926,125
900,780	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Tranche B-1 U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	02/05/23	900,222
				3,826,347
	Pharmaceuticals – 2.2%
313,567	Akorn, Inc., Exit Take Back Term Loan , 3 Mo. LIBOR + 7.50%, 1.00% Floor (e)	8.50%	09/30/25	313,828
1,355,830	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor (c)	5.50%	09/24/24	1,275,158
197,571	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 6 Mo. LIBOR + 3.00%, 0.75% Floor (c)	5.75%	02/24/25	185,569

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Pharmaceuticals (Continued)
$56,126	Nestle Skin Health (Sunshine Lux VII SARL), Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	10/02/26	$56,250
1,706,220	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	09/27/24	1,703,336
				3,534,141
	Publishing – 0.1%
175,484	Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	01/31/25	178,227
	Research & Consulting Services – 0.3%
428,314	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	10/31/26	429,385
55,897	Nielsen Finance, LLC (VNU, Inc.), Term Loan B5, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	06/30/25	56,212
				485,597
	Restaurants – 1.4%
150,000	IRB Holding Corp. (Arby’s/Inspire Brands), Fourth Amendment Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	12/31/27	150,375
1,594,932	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	1,591,838
497,542	Zaxby’s Operating Company L.P., 1st Lien Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	12/28/27	500,652
				2,242,865
	Specialized Consumer Services – 1.5%
1,262,057	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.45%	01/29/28	1,271,522
1,049,284	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.12%	11/03/23	1,046,881
				2,318,403
	Specialty Stores – 0.1%
232,277	Petsmart, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/29/28	231,986
	Systems Software – 5.3%
2,427,810	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	09/19/24	2,429,582
234,945	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.00%	09/19/25	236,120
2,934,487	BMC Software Finance, Inc. (Boxer Parent), Initial Dollar Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.37%	10/02/25	2,928,500
308,344	Bomgar Corp. (Brave Parent Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.15%	04/19/25	308,884
490,964	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	481,606
472,365	Riverbed Technology, Inc., New Term Loan B, 1 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/30/25	460,202
975,797	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.73%	03/05/27	974,333

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$596,969	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.37%	03/15/26	$591,000
				8,410,227
	Total Senior Floating-Rate Loan Interests			120,431,346
	(Cost $121,039,935)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 13.2%
	Airlines – 0.1%
176,000	Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets Ltd. (f)	6.50%	06/20/27	192,720
	Application Software – 0.2%
291,000	LogMeIn, Inc. (f)	5.50%	09/01/27	304,823
	Automobile Manufacturers – 0.2%
222,000	Ford Motor Co.	9.00%	04/22/25	270,277
	Automotive Retail – 0.1%
155,000	KAR Auction Services, Inc. (f)	5.13%	06/01/25	159,263
	Broadcasting – 3.6%
572,000	Cumulus Media New Holdings, Inc. (f)	6.75%	07/01/26	581,561
410,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (f)	5.38%	08/15/26	331,588
1,097,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (f)	6.63%	08/15/27	697,966
500,000	E.W. Scripps (The) Co. (f)	5.13%	05/15/25	510,938
500,000	Gray Television, Inc. (f)	7.00%	05/15/27	547,100
675,000	iHeartCommunications, Inc.	8.38%	05/01/27	721,194
625,000	iHeartCommunications, Inc. (f)	4.75%	01/15/28	639,337
202,000	Sinclair Television Group, Inc. (f)	4.13%	12/01/30	201,621
1,064,000	Univision Communications, Inc. (f)	5.13%	02/15/25	1,071,767
397,000	Univision Communications, Inc. (f)	6.63%	06/01/27	418,269
				5,721,341
	Casinos & Gaming – 0.7%
51,000	Boyd Gaming Corp. (f)	8.63%	06/01/25	56,419
924,000	Caesars Entertainment, Inc. (f)	6.25%	07/01/25	978,779
65,000	Golden Nugget, Inc. (f)	6.75%	10/15/24	65,231
				1,100,429
	Coal & Consumable Fuels – 0.3%
244,000	Peabody Energy Corp. (f)	8.50%	12/31/24	163,480
246,000	Peabody Energy Corp. (f)	6.38%	03/31/25	138,990
243,000	PIC AU Holdings LLC/PIC AU Holdings Corp. (f)	10.00%	12/31/24	230,850
				533,320
	Communications Equipment – 0.1%
200,000	CommScope Technologies, LLC (f)	5.00%	03/15/27	198,625
	Health Care Facilities – 0.7%
348,000	Tenet Healthcare Corp.	5.13%	05/01/25	353,008
173,000	Tenet Healthcare Corp. (f)	4.63%	06/15/28	181,974
605,000	Tenet Healthcare Corp. (f)	6.13%	10/01/28	634,872
				1,169,854

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Services – 1.3%
$1,468,000	Global Medical Response, Inc. (f)	6.50%	10/01/25	$1,518,646
144,000	ModivCare, Inc. (f)	5.88%	11/15/25	152,910
388,000	Verscend Escrow Corp. (f)	9.75%	08/15/26	419,263
				2,090,819
	Health Care Technology – 1.1%
1,687,000	Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc. (f)	5.75%	03/01/25	1,732,465
	Insurance Brokers – 1.3%
1,069,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (f)	6.75%	10/15/27	1,132,274
227,000	AmWINS Group, Inc. (f)	7.75%	07/01/26	244,125
676,000	HUB International Ltd. (f)	7.00%	05/01/26	702,104
				2,078,503
	Integrated Telecommunication Services – 0.7%
215,000	Frontier Communications Corp. (c) (f)	5.88%	10/15/27	231,937
316,000	Frontier Communications Corp. (c) (f)	5.00%	05/01/28	328,443
500,000	Frontier Communications Corp. (c) (f)	6.75%	05/01/29	528,437
				1,088,817
	Managed Health Care – 0.7%
1,093,000	MPH Acquisition Holdings, LLC (f)	5.75%	11/01/28	1,084,802
	Movies & Entertainment – 0.1%
97,000	Cinemark USA, Inc.	5.13%	12/15/22	95,000
43,000	Live Nation Entertainment, Inc. (f)	6.50%	05/15/27	47,824
				142,824
	Paper Packaging – 0.2%
348,000	Graham Packaging Co., Inc. (f)	7.13%	08/15/28	376,927
	Research & Consulting Services – 0.1%
118,000	Nielsen Finance, LLC/Nielsen Finance Co. (f)	5.63%	10/01/28	126,531
	Restaurants – 0.7%
922,000	IRB Holding Corp. (f)	7.00%	06/15/25	1,000,951
78,000	IRB Holding Corp. (f)	6.75%	02/15/26	80,632
				1,081,583
	Systems Software – 0.2%
258,000	Boxer Parent Co., Inc. (f)	9.13%	03/01/26	275,763
	Technology Hardware, Storage & Peripherals – 0.8%
1,360,000	Dell International, LLC/EMC Corp. (f)	5.88%	06/15/21	1,364,692
	Total Corporate Bonds and Notes			21,094,378
	(Cost $20,259,233)
FOREIGN CORPORATE BONDS AND NOTES – 6.1%
	Building Products – 1.2%
100,000	Cemex S.A.B. de C.V. (f)	7.75%	04/16/26	105,500
1,455,000	Cemex S.A.B. de C.V. (f)	7.38%	06/05/27	1,644,150
100,000	Cemex S.A.B. de C.V. (f)	5.45%	11/19/29	109,505
				1,859,155
	Integrated Telecommunication Services – 0.1%
173,000	Altice France S.A. (f)	7.38%	05/01/26	181,522

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals – 4.8%
$3,000,000	Bausch Health Cos., Inc. (f)	6.13%	04/15/25	$3,077,100
3,926,000	Endo DAC/Endo Finance, LLC/Endo Finco, Inc. (f)	9.50%	07/31/27	4,492,816
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (c) (f) (g)	5.63%	10/15/23	103,750
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (c) (f) (g)	5.50%	04/15/25	101,250
				7,774,916
	Total Foreign Corporate Bonds and Notes			9,815,593
	(Cost $9,704,947)

Shares	Description	Value
COMMON STOCKS – 0.4%
	Broadcasting – 0.0%
426	Cumulus Media Holdings (h)	3,698
	Electric Utilities – 0.2%
14,134	Vistra Corp.	282,256
	Oil & Gas Exploration & Production – 0.0%
47,894	Ascent Resources - Marcellus LLC Class A Common Shares (h) (i)	28,856
	Pharmaceuticals – 0.2%
26,696	Akorn, Inc. (h) (i) (j)	362,612
	Total Common Stocks	677,422
	(Cost $683,527)
WARRANTS – 0.0%
	Movies & Entertainment – 0.0%
97,523	Cineworld Group PLC, expiring 12/10/25 (h) (j)	54,384
	Oil & Gas Exploration & Production – 0.0%
12,400	Ascent Resources - Marcellus, LLC First Lien Warrants, expiring 3/20/23 (h) (j)	310
	Total Warrants	54,694
	(Cost $1,240)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp., no expiration date (h) (j)	16,466
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (h) (j) (k) (l)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (h) (j) (k) (l)	0
		0
	Total Rights	16,466
	(Cost $23,096)

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 6.0%
9,551,763	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (m)	$9,551,763
	(Cost $9,551,763)
	Total Investments – 100.9%	161,641,662
	(Cost $161,263,741) (n)
	Net Other Assets and Liabilities – (0.9)%	(1,482,552)
	Net Assets – 100.0%	$160,159,110

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	This issuer has filed for protection in bankruptcy court.
(d)	The issuer will pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. The first interest payment is scheduled for March 31, 2021.
(e)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (November 1, 2020 through January 31, 2021), this security paid all of its interest in cash.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $29,470,492 or 18.4% of net assets.
(g)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(h)	Non-income producing security.
(i)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $391,468 or 0.2% of net assets.
(j)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2021, securities noted as such are valued at $0 or 0.0% of net assets.
(l)	This security’s value was determined using significant unobservable inputs.
(m)	Rate shown reflects yield as of January 31, 2021.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,354,651 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,976,730. The net unrealized appreciation was $377,921.

LIBOR	London Interbank Offered Rate

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 120,431,346	$ —	$ 120,431,346	$ —
Corporate Bonds and Notes*	21,094,378	—	21,094,378	—
Foreign Corporate Bonds and Notes*	9,815,593	—	9,815,593	—
Common Stocks:
Oil & Gas Exploration & Production	28,856	—	28,856	—
Pharmaceuticals	362,612	—	362,612	—
Other industry categories*	285,954	285,954	—	—
Warrants*	54,694	—	54,694	—
Rights:
Electric Utilities	16,466	—	16,466	—
Life Sciences Tools & Services	—**	—	—	—**
Money Market Funds	9,551,763	9,551,763	—	—
Total Investments	$ 161,641,662	$ 9,837,717	$ 151,803,945	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Unfunded Loan Commitments
As of January 31, 2021, the Fund had the following unfunded loan commitment:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Help at Home (HAH Group Holding Company, LLC), Term Loan	$54,291	$53,505	$54,427	$922